Summary of Significant Accounting Policies (Details)		1 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Oct. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interests			49.00%	49.00%
Working capital deficits			¥ 30,400,000	$ 4,300,000
Accumulated deficits			(198,100,000)				$ (28,300,000)
Net loss			554,515	79,296	¥ (644,605)
Operating cash outflows			12,200,000	1,700,000
Cash			27,500,000				3,900,000
Accounts receivable (in Yuan Renminbi)			116,424,859			¥ 114,070,587	16,648,533
Accounts receivable (in Dollars)							16,400,000
Current liabilities			223,100,000				31,900,000
Carrying value (in Yuan Renminbi) | ¥			120,000,000
Credit losses (in Yuan Renminbi) | ¥			¥ (291,960)
Impairment charges (in Dollars)
Contract assets (in Dollars)
Deferred contract costs (in Dollars)
Contract liabilities (in Dollars)
Segment CODM description			The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only.	The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer	Chief Executive Officer
Operating segment			1	1
Reportable segment			1	1
Cash and cash equivalents at carrying value			¥ 27,518,219			¥ 10,284,108	3,935,053
Account insured by government maximum limit (in Yuan Renminbi) | ¥			¥ 500,000
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Credit facility agreement (in Yuan Renminbi) | ¥		¥ 30,000,000
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			21.00%	21.00%		11.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			19.00%	19.00%	20.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.00%	11.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			15.00%	15.00%	14.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					12.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					10.00%
Customer Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			9.00%	9.00%
Customer Concentration Risk [Member] | Vendor One [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.00%	11.00%
Customer Concentration Risk [Member] | Vendors Two [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					12.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Credit losses (in Yuan Renminbi) | ¥			¥ 11,915		¥ 291,960
Zhonglian [Member]
Summary of Significant Accounting Policies [Line Items]
(in Dollars)	$ 24,279,693
Vendor One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						13.00%
Vendor One [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					17.00%
Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents at carrying value			¥ 21,718,875			¥ 6,119,295	$ 3,105,758
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of balances			1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of balances			6.9931				6.9931
Shareholders [Member] | Zhibao Technology Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss			¥ 4,300,000	$ 600,000	¥ (600,000)